Miscellaneous Receivables and Other Non-Current Assets - Schedule of Increase/Decrease in Miscellaneous Receivable and Other Non-Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure miscellaneous receivables and other non current assets [line items]
Miscellaneous receivables ( non-current)	€ 697	€ 704
Other non-current assets	0	0
Deferred contract costs	1,531
Other cost deferrals	63
Medium/long-term prepaid expenses		1,718
Total other non-current assets	1,594	1,718
Total	2,291	2,422
FInancial instruments IAS 39 [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Miscellaneous receivables ( non-current)	326	371
Other non-current assets	0	0
Total	€ 326	€ 371